CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net Revenue
Ecosystem and technology fees	$ 35,691	$ 7,323	$ 79,445	$ 19,830	$ 28,314	$ 10,628
Servicing fees	7,882	6,483	22,537	18,389	25,245	18,620
Interest income	17,864	12,772	50,502	32,475	48,207	48,155
Origination fees	21,415	18,940	50,142	51,244	64,867	58,546
Gain on sale of loans, net	63,561	57,434	131,896	116,069	140,353	50,343
Gain on servicing asset, net	9,332	(2,057)	11,502	18,580	32,637	22,083
Other revenue	620	112	928	443	1,262	1,174
Total net revenue	156,365	101,007	346,952	257,030	340,885	209,549
Expenses
General and administrative	36,366	15,890	71,603	78,428	104,251	58,794
Technology and product development	15,915	16,080	49,349	46,407	62,657	49,154
Operations and processing	18,217	11,333	45,342	33,275	44,452	38,930
Sales and marketing	22,144	15,031	54,077	40,979	55,657	52,761
Interest expense	12,450	14,761	35,798	41,951	56,415	49,200
Other expense	(1,445)	1,775	2,268	5,951	8,218	10,148
Total expenses	103,647	74,870	258,437	246,991	331,650	258,987
Operating income (loss)	52,718	26,137	88,515	10,039	9,235	(49,438)
Other income (expense), net
Other income (expense), net	5,641	2,543	3,812	5,775	12,857	(2,903)
Total other income (expense), net	5,641	2,543	3,812	5,775	12,857	(2,903)
Income (loss) before income taxes	58,359	28,680	92,327	15,814	22,092	(52,341)
Income tax provision	(31,463)	1,253	(26,876)	1,788	2,177	102
Net income (loss)	89,822	27,427	119,203	14,026	19,915	(52,443)
Net income (loss) attributable to noncontrolling interests in consolidated subsidiaries	246	88	505	2,288	2,701	(4,508)
Net income (loss) attributable to Figure Technology Solutions, Inc.	$ 89,576	$ 27,339	$ 118,698	$ 11,738	$ 17,214	$ (47,935)
Net income (loss) per common share
Basic (USD per share)	$ 0.42	$ 0.09	$ 0.48	$ 0.00	$ 0	$ (0.93)
Diluted (USD per share)	$ 0.34	$ 0.09	$ 0.38	$ 0.00	$ 0.00	$ (0.93)
Weighted-average common shares outstanding
Basic (in shares)	103,571,820	68,568,542	80,896,185	63,700,455	65,020,119	51,305,065
Diluted (in shares)	129,922,329	73,585,747	103,106,387	69,854,927	72,637,457	51,305,065